CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 11, 2022	Sep. 30, 2022	Mar. 03, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized	9,000,000		9,000,000		180,000,000		9,000,000
Common stock, shares issued	5,422,014		1,051,098			22,021,952	645,943
Common stock, shares outstanding	5,422,014		1,051,098			22,021,952	645,943